Note 5 - Asset Purchase: Schedule of Purchase Price Allocation (Details) (USD $)	May 11, 2012
Details
Business Acquisition, Purchase Price Allocation, Equipment	$ 23,000
Business Acquisition, Purchase Price Allocation, Current Assets, Asset to be Disposed of	1,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory	1,000
Business Acquisition, Purchase Price Allocation, Tangible Assets	25,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount	5,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	1,467,500
Restrictive Covenant	2,500
Acquired Indefinite-lived Intangible Asset, Amount	1,475,000
Total Assets acquired	$ 1,500,000